U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2

             READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.
                              PLEASE PRINT OR TYPE.

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1.   Name and address of issuer:
          Voyageur Mutual Funds II, Inc.
          90 South Seventh Street, Suite 4400
          Minneapolis, MN 55402
--------------------------------------------------------------------------------
2.   Name of each series or class of funds for which this notice is filed:
          Voyageur Colorado Tax Free Fund
--------------------------------------------------------------------------------
3.   Investment Company Act File Number:
          811-4989

     Securities Act File Number:
          33-11495
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4.   Last day of fiscal year for which this notice is filed:
          December 31, 1995
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5.   Check box if this  notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
          N/A
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6.   Date of  termination of issuer's  declaration  under rule  24f-2(a)(1),  if applicable (see instruction A.6):
          N/A
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7.   Number and amount of  securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:
          -0-
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8.   Number and amount of  securities  registered  during the fiscal  year other than pursuant to rule 24f-2.
          -0-
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9.   Number and aggregate sale price of securities sold during the fiscal year:
          3,881,137 shares                 $39,804,398
--------------------------------------------------------------------------------
10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:
          3,881,137                        $39,804,398
--------------------------------------------------------------------------------
11.  Number and aggregate sale price of securities issued during the fiscal year
     in  connection  with  dividend   reinvestment  plans,  if  applicable  (see
     instruction B.7):
          1,297,633                        $13,351,175

-------------------------------------------------------------------------------------------------------
12.  Calculation of registration fee:
     (i)  Aggregate  sale price of  securities  sold  during the fiscal  year in
          reliance on rule 24f-2 (from Item 10):                                       $ 39,804,398
                                                                                       ----------------

     (ii) Aggregate   price  of  shares  issued  in  connection   with  dividend
          reinvestment plans (from Item 11, if applicable):                            + 13,351,175
                                                                                       ----------------

    (iii) Aggregate  price of shares  redeemed or repurchased  during the fiscal
          year (if applicable):                                                        - 63,716,154
                                                                                       ----------------

     (iv) Aggregate  price of shares  redeemed  or  repurchased  and  previously applied  as a  reduction  to filing  fees  pursuant  to rule 24e-2 (if
          applicable):                                                                 +         --
                                                                                       ----------------
     (v)  Net aggregate  price of  securities  sold and issued during the fiscal year in reliance on rule 24f-2  [line (i),  plus line (ii),  less line
          (iii), plus line (iv)] (if applicable):                                       (10,560,581)
                                                                                       ----------------

     (vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or
          other applicable law or regulation (see Instruction C.6):                    X 1/29 of 1%
                                                                                       ----------------
    (vii) Fee due [line (i) or line (v) multiplied by line (vii)]:                          -0-
                                                                                       ================

INSTRUCTION:   ISSUERS SHOULD COMPLETE LINES (II), (III),  (IV), AND (V) ONLY IF
               THE FORM IS BEING  FILED  WITHIN  60 DAYS  AFTER THE CLOSE OF THE
               ISSUER'S FISCAL YEAR. See Instruction C.3.
-------------------------------------------------------------------------------------------------------

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a)
                                                                   [   ]

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository: N/A
--------------------------------------------------------------------------------
                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the date indicated.

By (Signature and Title)*            /s/Kenneth R. Larsen
                                     -----------------------------
                                     KENNETH R. LARSEN - TREASURER

Date /s/02/23/96
     -----------

*Please print the name and title of the signing officer below the signature.


                                DORSEY & WHITNEY
                   PROFESSIONAL LIMITED LIABILITY PARTNERSHIP

                             PILLSBURY CENTER SOUTH
                             220 SOUTH SIXTH STREET
                       MINNEAPOLIS, MINNESOTA 55402-1498
                                 (612) 340-2600
                               FAX (612) 340-2868


                                February 23, 1996



Voyageur Fund Managers, Inc.
90 South Seventh Street
Suite 4400
Minneapolis, Minnesota 55402

     Re:  Rule 24f-2 Notice for Voyageur Mutual Funds II, Inc.
     (File Nos. 33-11495 and 811-4989)

Dear Sir or Madam:

     We have acted as counsel to Voyageur Mutual Funds II, Inc., a Minnesota corporation (the "Funds"), in connection with the Funds' Registration Statement on Form N-1A (File Nos. 33-11495 and 811-4989). This opinion is addressed to you in connection with a filing by the Funds of a notice (the "Notice") pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. In that connection, we have examined such documents and have reviewed such questions of law as we have considered necessary and appropriate for the purposes of this opinion. Based thereon, we advise you that, in our opinion, the 5,178,770 shares of common stock, $.01 par value per share, issued by the Funds for the fiscal year ended December 31, 1995, as set forth in the Notice, were legally issued, have been fully paid, and are nonassessable, if issued and sold upon the terms and in the manner set forth in the Registration Statement of the Funds referred to above.

                                        Very truly yours,


                                        /s/Dorsey & Whitney P.L.L.P


KLP